THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Class I-2 Shares

Supplement dated November 15, 2010 to the
Prospectus dated May 1, 2010

The following is added under the heading "Management" on page 11 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Maria Liotta Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 40 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Portfolio Manager: Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Maria Liotta Michael Young	September 2001 November 2010 November 2010 November 2010

In addition, the following paragraphs are added to the descriptions of portfolio managers on page 40 of the Prospectus.

"Ms. Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

Ms. Liotta has been employed by the Manager since 2010 and currently serves as Senior Vice President, Senior Analyst, and co-portfolio manager. Prior to joining the Manager, she was a director at Citigroup from 2009 to 2010, a managing director at Merrill Lynch from 2007 to 2009 and a managing director at The Galleon Group from 2002 to 2007.

Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager. Prior to joining the Manager, he was self employed from 2007 to 2008 and a senior energy analyst at Fidelity Management & Research from 2005 to 2007."

S-APPI-2111510

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Class S Shares

Supplement dated November 15, 2010 to the
Prospectus dated May 1, 2010

The following is added under the heading "Management" on page 11 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Maria Liotta Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 30 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Portfolio Manager: Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Maria Liotta Michael Young	September 2001 November 2010 November 2010 November 2010

In addition, the following paragraphs are added to the descriptions of portfolio managers on pages 30-31 of the Prospectus.

"Ms. Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

Ms. Liotta has been employed by the Manager since 2010 and currently serves as Senior Vice President, Senior Analyst, and co-portfolio manager. Prior to joining the Manager, she was a director at Citigroup from 2009 to 2010, a managing director at Merrill Lynch from 2007 to 2009 and a managing director at The Galleon Group from 2002 to 2007.

Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager. Prior to joining the Manager, he was self employed from 2007 to 2008 and a senior energy analyst at Fidelity Management & Research from 2005 to 2007."

S-APPS111510

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio
Supplement dated November 15, 2010 to the
Statement of Additional Information
dated May 1, 2010

The following updates the information in the Statement of Additional Information regarding The Alger Portfolios.

(1) A line item regarding other accounts managed by Ankur Crawford, Michael Young and Maria Liotta in the table under "Other Accounts Managed by Portfolio Managers" on page 25 of the Statement of Additional Information is added, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford, Ph.D.*	2	($1,117.2)	1	($21.2)	—
Maria Liotta*	3	($1,356.6)	1	($21.2)	—
Michael Young*	2	($1,117.2)	1	($21.2)	—

* This information is provided as of November 5, 2010.

(2) A line item regarding each of Ankur Crawford's, Maria Liotta's and Michael Young's ownership of Alger Mid Cap Growth Portfolio shares in the table under "Securities Owned by the Portfolio Managers" on page 26 of the Statement of Additional Information is added, as follows: "Currently Ms. Crawford, Ms. Liotta and Mr. Young do not own any shares of Alger Mid Cap Growth Portfolio."

S-TAP111510